Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS OPPORTUNITY FUNDS
Central Index Key	0001111178
Amendment Flag	false
Document Creation Date	Mar. 23, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Strategic Beta Global Equity Fund | Class T
Prospectus:
Trading Symbol	DBGTX
Class T Prospectus | Dreyfus Strategic Beta Emerging Markets Equity Fund | Class T
Prospectus:
Trading Symbol	DOFTX